ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	2021	2020
Current:
Accounts payable	$3,665	$2,971
Accrued and other liabilities (1) (2)	4,977	3,864
Lease liability	312	222
Financial liabilities (4)	316	727
Unearned premiums reserve	620	533
Work in progress (3)	1,397	1,539
Provisions and decommissioning liabilities	563	560
Total current	$11,850	$10,416
Non-current:
Accounts payable	$119	$82
Accrued and other liabilities (2)	1,556	1,325
Lease liability	1,293	1,142
Financial liabilities (4)	2,159	2,457
Unearned premiums reserve	1,608	1,356
Work in progress (3)	1	23
Provisions and decommissioning liabilities (5)	1,050	1,131
Total non-current	$7,786	$7,516
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(1)Includes bank overdrafts of $727 million as at December 31, 2021 (2020: $400 million).
(2)Includes post-employment benefits of $771 million ($20 million current and $751 million non-current) as at December 31, 2021 (2020: $1,018 million). See Note 30 for additional information.
(3)See Note 16 for additional information.
(4)Includes financial liabilities of $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 (2020: $1,847 million) related to the sale and leaseback of hospitals.
(5)Decommissioning liabilities result primarily from the partnership’s ownership interest in energy assets, manufacturing facilities, retail gas stations, a services provider to the offshore oil production industry and power generation services. The liability represents the estimated cost to reclaim and abandon the asset and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate between 1.0% and 8.5% (2020: 1.2% and 11.5%) and an inflation rate between 2.0% and 3.0% (2020: 1.9% and 3.0%), determined as appropriate for the underlying subsidiaries.
    Included within accounts payable and other is $1,605 million (2020: $1,364 million) of lease liabilities as at December 31, 2021. During the year ended December 31, 2021, $52 million (2020: $58 million) of interest expense on lease liabilities was incurred.
    The partnership’s exposure to currency and liquidity risk related to accounts payable and other is disclosed in Note 27.
    The following table presents the change in the provision balances for the partnership:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2020	$567	$250	$654	$1,471
Additions through business combinations	3	—	1	4
Additional provisions recognized	8	203	276	487
Reduction arising from payments/derecognition	(7)	(217)	(199)	(423)
Accretion expenses	24	—	(1)	23
Change in discount rate	66	—	—	66
Change in other estimates	9	12	9	30
Transfers to held for sale	—	—	(9)	(9)
Net foreign currency exchange differences	3	5	34	42
Balance at December 31, 2020	$673	$253	$765	$1,691
Additions through business combinations	—	12	56	68
Additional provisions recognized	6	236	201	443
Reduction arising from payments/derecognition	(17)	(249)	(236)	(502)
Accretion expenses	17	—	—	17
Change in discount rate	12	—	(7)	5
Change in other estimates	(20)	(14)	(31)	(65)
Net foreign currency exchange differences	(6)	(6)	(32)	(44)
Balance at December 31, 2021	$665	$232	$716	$1,613